Consolidated Statements of Operations - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Revenue
Total revenue	$ 951,302	$ 596,735
Cost of sales	307,579	350,976
Gross profit	643,723	245,759
General and administrative corporate expenses
General & administrative expenses	3,256,155	1,463,417
Depreciation and amortization expense	186,063	62,740
Total general and administrative corporate expenses	3,442,218	1,526,157
Loss from operations	(2,798,495)	(1,280,398)
Other income (expense):
Gain on forgiveness of loan	10,080	0
Gain on bargain purchase	91,870	52,583
Grant income	16,500
Loss on extinguishment of debt	(18,281)	0
Loss on forgiveness of notes receivable	0	(81,887)
Loss on modification of debt	0	(50,756)
Financing expense-issuance of warrants	(566,261)	0
Gain on extinguishment of debt	55,568	0
Loss on goodwill impairment	(172,254)	0
Loss on disposition of subsidiary	0	(20,790)
Loss on change in fair value of derivatives	(1,332,661)	119,902
Derivative expense	(151,978)	0
Interest expense	(514,358)	(76,001)
Total other income (expense)	(2,581,775)	(56,949)
Net loss	$ (5,380,270)	$ (1,337,347)
Basic and diluted earnings per share on net loss	$ (0.008)	$ (0.003)
Weighted average shares outstanding	684,096,652	492,698,294
Live events [Member]
Revenue
Total revenue	$ 303,812	$ 487,229
Gym [Member]
Revenue
Total revenue	$ 647,490	$ 109,506